Document and Entity Information	Aug. 01, 2024
Cover [Abstract]
Entity Registrant Name	CAMPBELL SOUP CO
Amendment Flag	false
Entity Central Index Key	0000016732
Document Type	8-K
Document Period End Date	Aug. 01, 2024
Entity Incorporation State Country Code	NJ
Entity File Number	1-3822
Entity Tax Identification Number	21-0419870
Entity Address, Address Line One	One Campbell Place
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08103-1799
City Area Code	(856)
Local Phone Number	342-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Capital Stock, par value $.0375
Trading Symbol	CPB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false